INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13. INCOME TAX

Due to its current operating losses, the Company recorded zero income tax expense during the three and nine months ended September 30, 2025 and 2024. During these periods, the Company’s activities were limited to U.S. federal and state tax jurisdictions, as it does not have any significant foreign operations.

Due to the Company’s history of cumulative losses and after considering all the available objective evidence, management concluded that it is not more likely than not that all of the Company’s net deferred tax assets will be realized in the future. Accordingly, the Company’s deferred tax assets, which include net operating loss (“NOL”) carryforwards and tax credits related primarily to research and development, continue to be subject to a valuation allowance as of September 30, 2025. The Company expects to continue to maintain a full valuation allowance until there is sufficient evidence to support recoverability of its deferred tax assets.

Utilization of the NOL carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more "5-percent stockholders" increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period, or beginning the day after the most recent ownership change, if shorter. The Company has determined that a Section 382 change in ownership occurred during 2023. As a result of this change in ownership, we expect that certain of the Company's NOLs may not be utilized in the future to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. However, due to the full valuation allowance recorded as of September 30, 2025, the limitation does not affect the Company's results of operations for the periods presented.

On July 4, 2025, the One Big Beautiful Bill Act ("OBBB Act"), which includes a broad range of tax reform provisions, was signed into law in the United States and the Company continues to assess its impact. The Company currently does not expect the OBBB Act to have a material impact on its estimated annual effective tax rate in 2025.

NOTE 12. INCOME TAXES

Due to its current operating losses, the Company recorded zero income tax expense during the years ended December 31, 2024 and 2023. During these periods, the Company’s activities were limited to U.S. federal and state tax jurisdictions, as it does not have any significant foreign operations.

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2024 and 2023, respectively, is as follows:

	Year Ended December 31,
	2024	2023
Tax benefit at the statutory rate	$(7,249,161)	$(4,346,294)
Increase (decrease) in taxes resulting from:
State taxes	(1,583,965)	(400,290)
Stock-based compensation	34,599	82,430
Research and development tax credits	(100,311)	(418,321)
Loss on debt extinguishment	4,305,904	—
Deferred tax true-ups and other	(1,037,064)	(167,497)
Change in valuation allowance	5,629,998	5,249,972
Total income tax expense (benefit)	$—	$—

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$16,979,615	$13,095,540
Research and development credits	1,310,860	1,647,502
Capitalized pre-business expenses	3,860,144	2,229,904
Accrued expenses	219,423	124,458
Stock-based compensation	1,019,432	899,453
Inventory reserve	282,905	243,070
Operating lease liability	57,817	127,116
Capitalized §174 research and development costs	1,966,559	1,905,522
Unrealized derivative gain/loss	34,368	—
Total deferred tax assets before valuation allowance	25,731,123	20,272,565
Less valuation allowance	(25,386,669)	(19,756,671)
Total deferred tax assets	344,454	515,894
Deferred tax liabilities
Fixed assets	(295,152)	(390,191)
Right-of-use assets	(49,302)	(125,703)
Total deferred tax liabilities	(344,454)	(515,894)
Net deferred tax asset (liability)	$—	$—

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation ("R&E") activities under IRC Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the US must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the US must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities that are considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future. Also effective for tax years beginning after December 31, 2021, companies are subject to further limitations on the tax deductibility of interest expense, which becomes limited to approximately 30% of adjusted earnings before interest and income tax expense. Interest expense that is limited for tax purposes may be carried forward indefinitely.

Due to the Company’s history of cumulative losses and after considering all the available objective evidence, management concluded that it is not more likely than not that all of the Company’s net deferred tax assets will be realized in the future. Accordingly, the Company’s deferred tax assets, which include net operating loss (“NOL”) carryforwards and tax credits related primarily to research and development, continue to be subject to a valuation allowance as of December 31, 2024 and 2023. The Company expects to continue to maintain a full valuation allowance until there is sufficient evidence to support recoverability of its deferred tax assets.

As of December 31, 2024 and 2023, the Company had approximately $72 million and $56 million, respectively, of unused federal net operating losses and approximately $53 million and $30 million, respectively, of unused state net operating loss carryforwards, that may be applied against future federal and state taxable income. If not utilized, the Company has approximately $1.8 million of federal and $1.3 million of state carryforwards as of December 31, 2024 and 2023, that expire in the year 2035 through 2038 with the remainder having an indefinite carryforward yet being subject to 80% limitation as a result of the Tax Cuts and Jobs Act. In addition, the Company had federal research credit carryforwards as of December 31, 2024 and 2023 of approximately $1.3 million and $1.6 million, respectively, of which will expire in the year 2035 through 2044, if not utilized.

As of December 31, 2024 and 2023, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the loss carryforwards and the capital losses, and has recognized a valuation allowance of approximately $25.4 million and $19.2 million, respectively. The valuation allowance increased by approximately $5.6 million during the year ended December 31, 2024.

Utilization of the NOL carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more "5-percent stockholders" increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period, or beginning the day after the most recent ownership change, if shorter. The Company has determined that a Section 382 change in ownership occurred during the year ended December 31, 2023. As a result of this change in ownership, we expect that certain of the Company's NOLs may not be utilized in the future to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. However, due to the full valuation allowance recorded as of December 31, 2024, the limitation does not affect the Company's results of operations for the periods presented.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.6%	1.9%
Stock-based compensation	-0.1%	-0.4%
General business credits	0.3%	2.0%
Loss on extinguishment of debt	-12.5%	0.0%
Deferred tax true-ups and other	3.0%	0.8%
Change in valuation allowance	-16.3%	-25.3%
Income tax provision	0.0%	0.0%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2024	$—
Additions based on tax positions related to 2024	25,078
Additions for tax positions of prior years	411,876
Balance as of December 31, 2024	$436,954